Segment reporting - Notable Items After Tax (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Segment reporting
Economic hedges	$ (92)	$ 470	$ 138
Hedge ineffectiveness	66	(52)	(32)
Provisions for remediation, litigation, fines and penalties	(176)	(133)	(448)
Asset sales and revaluations	256	(876)	11
The write-down of assets	(87)	(283)	(1,164)
Restructuring costs	(140)
Total notable items after tax	$ (173)	$ (874)	$ (1,495)